Write-Downs of Long-Lived Assets - Long-Lived Assets and Liabilities Associated With Those Assets Classified as Held for Sale (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2026	Mar. 31, 2026
Long Lived Assets Held-for-sale [Line Items]
Office facilities	¥ 0	¥ 13,890
Other assets	0	9,037
Other liabilities	0	120,438
Discontinued Operations, Held-for-sale
Long Lived Assets Held-for-sale [Line Items]
Investment in operating leases	40,175	69,685
Property under facility operations	473	31,883
Office facilities	2,233	4,291
Other assets	8,624	14,405
Other liabilities	¥ 133	¥ 18,414